Other operating expenses (Details Textual)	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of other operating expenses [Abstract]
Disputed royalties for december two thousand six through september two thousand eleven	$ 174,800,000
Net asset tax relating to royalties	33,600,000
Profit sharing adjustments related to mining royalties	29.2
Penalties on disputed royalties	$ 6,200,000